UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 3/31/2014

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 100.6%

Consumer Discretionary – 14.6%
Auto Components - 1.9%
China Zenix Auto International ADR [1]	50,000	$129,000
Drew Industries	85,600	4,639,520
Fuel Systems Solutions [1]	76,000	817,760
Motorcar Parts of America [1]	51,000	1,355,070
Spartan Motors	42,300	217,422
Standard Motor Products	30,400	1,087,408

		8,246,180

Distributors - 0.6%
Core-Mark Holding Company	13,500	980,100
Weyco Group	59,600	1,610,392

		2,590,492

Diversified Consumer Services - 0.5%
American Public Education [1]	5,500	192,940
Capella Education	2,700	170,505
Collectors Universe	79,200	1,490,544
Lincoln Educational Services	64,000	241,280
Spectrum Group International [1,2]	6,925	4,224

		2,099,493

Hotels, Restaurants & Leisure - 0.1%
Monarch Casino & Resort [1]	24,497	453,930

Household Durables - 3.4%
Cavco Industries [1]	3,091	242,489
Ethan Allen Interiors [3]	81,600	2,076,720
Flexsteel Industries	125,700	4,728,834
iRobot Corporation [1]	15,000	615,750
Koss Corporation	73,400	367,000
Lifetime Brands	51,600	921,576
Parametric Sound [1,3,4]	68,600	964,516
Skyline Corporation [1]	183,400	1,109,570
Stanley Furniture [1]	93,468	256,102
Universal Electronics [1]	92,100	3,535,719

		14,818,276

Internet & Catalog Retail - 0.5%
dELiA*s [1]	23,300	19,572
FTD Companies [1]	69,700	2,217,157
Geeknet [1]	1,500	21,030

		2,257,759

Leisure Products - 0.9%
Arctic Cat	21,664	1,035,323
LeapFrog Enterprises Cl. A [1,3]	67,100	503,250
Nautilus [1]	227,800	2,193,714
Smith & Wesson Holding Corporation [1]	20,700	302,634

		4,034,921

Media - 1.5%
Rentrak Corporation [1]	56,500	3,405,820
Saga Communications Cl. A	12,100	601,249
Value Line	169,000	2,528,240

		6,535,309

Multiline Retail - 0.2%
Tuesday Morning [1]	61,400	868,810

Specialty Retail - 3.4%
Aeropostale [1]	65,000	326,300
America’s Car-Mart [1,3,4]	83,500	3,066,120
Cache [1]	237,900	782,691
Destination Maternity	73,200	2,005,680
Kirkland’s [1]	7,300	134,977
Le Chateau Cl. A [1]	685,000	1,648,213
Lewis Group	57,000	313,463
Shoe Carnival [3]	41,228	949,893
Stage Stores [3]	25,000	611,250
Stein Mart [3]	178,900	2,506,389
Systemax [1,3]	44,000	656,040
Tandy Leather Factory [1]	34,333	331,657
West Marine [1]	101,600	1,155,192

		14,487,865

Textiles, Apparel & Luxury Goods - 1.6%
Crown Crafts	197,800	1,574,488
Culp	34,600	683,004
G-III Apparel Group [1,3]	1,600	114,528
J.G. Boswell Company [2]	2,490	2,282,085
Marimekko	25,300	359,127
Movado Group [3]	44,374	2,021,236

		7,034,468

Total		63,427,503

Consumer Staples – 2.1%
Beverages - 0.1%
Crimson Wine Group [1,2]	58,124	513,816

Food Products - 1.8%
Calavo Growers [3]	1,800	64,044
Farmer Bros. [1]	55,000	1,083,500
Griffin Land & Nurseries	47,746	1,443,839
John B. Sanfilippo & Son	3,500	80,570
Seneca Foods Cl. A [1,3]	51,400	1,618,072
Seneca Foods Cl. B [1]	42,500	1,363,400
SunOpta [1]	128,900	1,522,309
Waterloo Investment Holdings [1,5]	806,207	306,359

		7,482,093

Household Products - 0.0%
Orchids Paper Products	2,000	61,200

Personal Products - 0.2%
Inter Parfums [3]	24,800	898,008

Total		8,955,117

Energy – 3.4%
Energy Equipment & Services - 2.7%
Dawson Geophysical	53,213	1,490,496
Geospace Technologies [1,3]	9,500	628,615
Global Geophysical Services [1]	35,000	4,197
Gulf Island Fabrication	29,116	629,197
Matrix Service [1,3]	12,100	408,738
Newpark Resources [1]	64,500	738,525
North American Energy Partners	50,000	360,000
Nuverra Environmental Solutions [1,3]	10,000	202,900
Pason Systems	125,000	3,161,465
Pioneer Energy Services [1,3]	57,500	744,625
SAExploration Holdings [1]	69,200	649,096
Tesco Corporation [1,3]	58,000	1,073,000
Willbros Group [1]	131,100	1,654,482

		11,745,336

Oil, Gas & Consumable Fuels - 0.7%
Approach Resources [1,3]	12,000	250,920
Harvest Natural Resources [1]	13,176	49,542
Resolute Energy [1,3]	102,100	735,120
Sprott Resource [1]	91,800	206,768
StealthGas [1]	74,500	847,065
VAALCO Energy [1,3]	100,800	861,840

		2,951,255

Total		14,696,591

Financials – 15.9%
Banks - 1.6%
Bank of N.T. Butterfield & Son	438,100	867,438
BCB Holdings [1]	906,207	196,402
Bryn Mawr Bank	25,000	718,250
Chemung Financial	31,000	840,720
Fauquier Bankshares	140,200	2,143,658
First Bancorp (The)	40,200	655,260
First Internet Bancorp	21,800	496,386
Peapack-Gladstone Financial	53,606	1,179,332

		7,097,446

Capital Markets - 7.1%
ASA Gold and Precious Metals	206,150	2,758,287
Cowen Group [1]	353,900	1,560,699
Diamond Hill Investment Group	31,379	4,124,456
Equity Trustees	42,229	885,593
Fiera Capital	78,000	1,009,661
INTL FCStone [1,3,4]	26,310	494,891
JZ Capital Partners	253,999	1,876,076
Manning & Napier Cl. A	37,000	620,490
MVC Capital	131,200	1,777,760
NGP Capital Resources	182,336	1,232,591
Queen City Investments [2]	948	1,075,980
RHJ International [1]	348,000	1,751,560
Silvercrest Asset Management Group Cl. A	231,500	4,234,135
Sprott	622,200	2,031,788
U.S. Global Investors Cl. A	651,254	2,090,525
Urbana Corporation	237,600	406,209
Virtus Investment Partners [1,3]	6,200	1,073,654
Westwood Holdings Group [3]	29,800	1,868,162

		30,872,517

Consumer Finance - 1.2%
EZCORP Cl. A [1]	194,400	2,097,576
JGWPT Holdings Cl. A [1]	100,000	1,826,000
Regional Management [1]	51,400	1,267,524

		5,191,100

Diversified Financial Services - 1.2%
Banca Finnat Euramerica	1,310,000	965,262
GAIN Capital Holdings	25,000	270,250
HF2 Financial Management Cl. A [1]	207,700	2,131,002
PICO Holdings [1,3]	45,700	1,187,743
Warsaw Stock Exchange	52,900	687,725

		5,241,982

Insurance - 1.8%
Hallmark Financial Services [1]	138,000	1,146,780
Independence Holding Company	105,380	1,414,200
National Western Life Insurance Cl. A [3]	8,033	1,964,068
State Auto Financial [3]	109,264	2,328,416
United Fire Group [3]	38,603	1,171,601

		8,025,065

Real Estate Investment Trusts (REITs) - 0.4%
BRT Realty Trust [1]	228,681	1,630,496

Real Estate Management & Development - 2.5%
AV Homes [1]	36,400	658,476
Consolidated-Tomoka Land	55,750	2,245,610
Forestar Group [1,3]	53,000	943,400
Kennedy-Wilson Holdings	127,000	2,858,770
Tejon Ranch [1,3]	112,162	3,794,440
Tejon Ranch (Warrants) [1]	16,567	60,470
ZipRealty [1]	25,000	82,000

		10,643,166

Thrifts & Mortgage Finance - 0.1%
Alliance Bancorp, Inc. of Pennsylvania	41,344	634,630

Total		69,336,402

Health Care – 8.7%
Biotechnology - 1.8%
Achillion Pharmaceuticals [1]	340,000	1,118,600
Amicus Therapeutics [1]	211,400	437,598
ARIAD Pharmaceuticals [1]	154,102	1,242,062
ArQule [1]	70,000	143,500
Celsion Corporation [1]	115,555	389,421
ChemoCentryx [1]	70,000	464,100
Coronado Biosciences [1]	360,000	712,800
Idenix Pharmaceuticals [1]	168,408	1,015,500
Rigel Pharmaceuticals [1]	152,392	591,281
Synthetic Biologics [1]	226,000	580,820
ZIOPHARM Oncology [1,3,4]	210,000	961,800

		7,657,482

Health Care Equipment & Supplies - 4.4%
Allied Healthcare Products [1]	131,772	299,122
AngioDynamics [1,3]	104,800	1,650,600
Atrion Corporation	12,357	3,782,972
CryoLife	41,973	418,051
Cynosure Cl.A [1]	3,500	102,550
Derma Sciences [1]	30,000	380,400
DynaVox Cl. A [1,2]	20,000	1,800
Exactech [1]	170,800	3,853,248
Invacare Corporation [3]	102,100	1,947,047
Medical Action Industries [1]	125,250	872,993
STRATEC Biomedical	14,000	608,294
Symmetry Medical [1]	11,900	119,714
Synergetics USA [1,3]	185,085	564,509
Syneron Medical [1]	69,200	861,540
Trinity Biotech ADR Cl. A	42,200	1,022,506
Utah Medical Products	42,300	2,446,209

		18,931,555

Health Care Providers & Services - 1.8%
Addus HomeCare [1]	45,900	1,057,995
Bio-Reference Laboratories [1,3,4]	19,500	539,760
CorVel Corporation [1,3,4]	40,000	1,990,400
Cross Country Healthcare [1]	37,200	300,204
Gentiva Health Services [1,3]	23,000	209,760
PDI [1]	65,383	299,454
PharMerica Corporation [1,3]	40,000	1,119,200
Psychemedics Corporation	67,300	1,152,849
U.S. Physical Therapy	33,257	1,149,694

		7,819,316

Health Care Technology - 0.2%
Computer Programs and Systems	5,000	323,000
HealthStream [1]	24,227	646,861

		969,861

Life Sciences Tools & Services - 0.5%
Affymetrix [1]	90,000	641,700
Furiex Pharmaceuticals [1]	20,158	1,753,746

		2,395,446

Total		37,773,660

Industrials – 27.8%
Aerospace & Defense - 2.4%
Astronics Corporation [1]	6,444	408,614
Astronics Corporation Cl. B [1,2]	420	24,906
Breeze-Eastern Corporation [1]	24,233	239,422
CPI Aerostructures [1]	75,409	980,317
Ducommun [1]	115,800	2,901,948
HEICO Corporation [3,4]	30,100	1,810,816
Innovative Solutions and Support [1]	142,828	1,075,495
Kratos Defense & Security Solutions [1]	72,324	545,323
SIFCO Industries	45,800	1,398,274
Sparton Corporation [1]	35,700	1,045,296

		10,430,411

Air Freight & Logistics - 0.2%
Echo Global Logistics [1]	36,800	674,176
Pacer International [1]	35,000	313,600

		987,776

Building Products - 3.3%
AAON [3]	97,650	2,721,505
American Woodmark [1,3,4]	64,800	2,181,168
Apogee Enterprises	57,900	1,924,017
Burnham Holdings Cl. A [2]	118,109	2,214,544
Griffon Corporation [3]	36,300	433,422
Insteel Industries	39,000	767,130
Trex Company [1,3]	25,700	1,880,212
WaterFurnace Renewable Energy	128,300	2,371,026

		14,493,024

Commercial Services & Supplies - 1.4%
CompX International Cl. A	107,500	1,099,725
Heritage-Crystal Clean [1]	192,142	3,483,534
Team [1,3,4]	35,000	1,500,100

		6,083,359

Construction & Engineering - 3.2%
Ameresco Cl. A [1]	295,700	2,235,492
Integrated Electrical Services [1,6]	934,200	5,801,382
Layne Christensen [1,3]	24,800	451,112
MYR Group [1,3]	107,100	2,711,772
Orbit Garant Drilling [1]	1,512,500	2,189,055
Pike Corporation [1,3]	31,200	335,712

		13,724,525

Electrical Equipment - 2.4%
AZZ	16,494	736,952
Encore Wire [3]	15,000	727,650
Global Power Equipment Group	111,049	2,208,765
Jinpan International	35,000	263,550
LSI Industries	93,012	761,768
Orion Energy Systems [1]	100,000	725,000
Powell Industries [3]	35,750	2,316,600
PowerSecure International [1]	40,500	949,320
Preformed Line Products	18,143	1,243,703
Vicor [1]	30,000	306,000

		10,239,308

Industrial Conglomerates - 0.7%
Raven Industries [3]	93,400	3,058,850

Machinery - 7.1%
Alamo Group	14,200	771,486
American Railcar Industries	45,415	3,180,412
CB Industrial Product Holding	146,800	199,809
CIRCOR International [3]	15,100	1,107,283
Columbus McKinnon [1]	9,650	258,523
Douglas Dynamics	50,000	871,000
Eastern Company (The)	39,750	641,167
FAG Bearings India	27,200	859,844
Foster (L.B.)Company [3]	59,200	2,773,520
Graham Corporation	44,800	1,426,880
Hurco Companies	52,666	1,405,129
Kadant	27,900	1,017,513
Luxfer Holdings ADR	40,200	787,116
NN	164,300	3,236,710
PMFG [1]	223,245	1,332,773
Sarine Technologies	621,900	1,228,713
Standex International [3]	20,300	1,087,674
Sun Hydraulics	108,287	4,689,910
Tennant Company [3]	59,000	3,871,580

		30,747,042

Marine - 0.3%
Clarkson	37,800	1,545,418

Professional Services - 3.4%
Acacia Research	58,800	898,464
Advisory Board (The) [1,3,4]	30,123	1,935,403
CBIZ [1]	47,000	430,520
Exponent [3]	40,765	3,059,821
Franklin Covey [1]	62,400	1,233,648
GP Strategies [1,3]	23,185	631,327
Heidrick & Struggles International	112,468	2,257,233
ICF International [1]	15,700	625,017
Kforce [3]	69,600	1,483,872
Mistras Group [1]	4,100	93,357
Resources Connection	17,200	242,348
RPX Corporation [1]	104,900	1,707,772

		14,598,782

Road & Rail - 2.0%
Contrans Group Cl. A	35,000	397,332
Marten Transport	28,450	612,244
Patriot Transportation Holding [1]	111,681	4,026,100
Universal Truckload Services	134,200	3,878,380

		8,914,056

Trading Companies & Distributors - 1.1%
Aceto Corporation	72,219	1,450,879
Houston Wire & Cable	147,075	1,931,095
Lawson Products [1]	50,269	807,823
MFC Industrial	70,000	555,800

		4,745,597

Transportation Infrastructure - 0.3%
Touax	53,197	1,473,050

Total		121,041,198

Information Technology – 20.5%
Communications Equipment - 1.0%
Bel Fuse Cl. A	67,705	1,308,738
CalAmp Corporation [1]	2,300	64,101
Ceragon Networks [1]	29,700	84,051
ClearOne [1]	25,000	256,250
Extreme Networks [1]	245,000	1,421,000
KVH Industries [1]	8,900	117,124
Oplink Communications [1]	35,251	633,108
PCTEL	44,100	384,993
Sandvine Corporation [1]	22,700	64,065
Sierra Wireless [1]	4,700	102,601

		4,436,031

Electronic Equipment, Instruments & Components - 7.5%
Agilysys [1]	170,587	2,285,866
Audience [1]	8,700	108,750
Deswell Industries	544,371	1,126,848
DTS [1]	73,900	1,460,264
Hollysys Automation Technologies [1]	189,600	4,083,984
Inficon Holding	3,600	1,334,211
LRAD Corporation [1]	434,956	913,408
Maxwell Technologies [1]	117,594	1,519,314
Measurement Specialties [1]	1,600	108,560
Mercury Systems [1]	10,900	143,989
Mesa Laboratories	52,689	4,755,182
Newport Corporation [1,3]	115,400	2,386,472
Orbotech [1]	6,500	100,035
PC Connection	54,200	1,101,344
Pulse Electronics [1]	28,620	110,187
Richardson Electronics	300,900	3,237,684
Rogers Corporation [1,3]	54,200	3,383,164
TTM Technologies [1,3]	139,400	1,177,930
Vishay Precision Group [1]	154,000	2,676,520
Zygo Corporation [1,3]	41,700	633,423

		32,647,135

Internet Software & Services - 2.2%
comScore [1]	28,000	918,120
GTT Communications [1]	207,660	2,186,660
Marchex Cl. B	95,000	998,450
Mediabistro [1]	75,000	182,250
Move [1]	33,300	384,948
QuinStreet [1]	171,100	1,136,104
RealNetworks [1]	225,200	1,707,016
Reis [1]	25,000	451,250
Support.com [1]	631,563	1,610,485
United Online [1]	15,000	173,400

		9,748,683

IT Services - 2.8%
Cass Information Systems [3,4]	29,150	1,502,974
Computer Task Group [3]	271,500	4,612,785
CSE Global	554,700	260,630
eClerx Services	1,100	19,610
ExlService Holdings [1]	2,800	86,548
Forrester Research [3]	61,700	2,211,945
Hackett Group (The)	82,900	495,742
Innodata [1]	362,139	1,053,825
Sapient Corporation [1,3]	104,600	1,784,476
Sykes Enterprises [1]	6,300	125,181

		12,153,716

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries [1,3]	30,400	744,800
Amtech Systems [1]	114,700	1,395,899
ATMI [1]	46,800	1,591,668
Brooks Automation	158,900	1,736,777
CEVA [1]	98,122	1,723,022
Entropic Communications [1]	235,247	962,160
Exar Corporation [1,3,4]	233,208	2,786,836
Integrated Silicon Solution [1]	26,967	419,337
IXYS Corporation	18,800	213,380
Kulicke & Soffa Industries [1]	67,900	856,219
LTX-Credence Corporation [1]	22,400	199,584
Miraial	22,030	310,576
MoSys [1]	182,275	827,529
Photronics [1]	154,100	1,314,473
Rubicon Technology [1,3,4]	76,899	868,190
Rudolph Technologies [1,3]	52,500	599,025
Silicon Image [1]	160,600	1,108,140
Silicon Motion Technology ADR	73,800	1,238,364
Ultratech [1]	5,300	154,707

		19,050,686

Software - 1.5%
ACI Worldwide [1,3,4]	13,600	804,984
Actuate Corporation [1]	108,300	651,966
American Software Cl. A	96,896	985,432
BSQUARE Corporation [1]	193,875	612,645
Ellie Mae [1]	10,300	297,052
Envivio [1]	470,000	1,452,300
SeaChange International [1]	156,500	1,633,860

		6,438,239

Technology Hardware, Storage & Peripherals - 1.1%
Intevac [1]	270,500	2,623,850
Qumu Corporation [1]	79,200	1,267,200
TransAct Technologies	78,600	903,114

		4,794,164

Total		89,268,654

Materials – 6.1%
Chemicals - 2.3%
Balchem Corporation [3,4]	63,375	3,303,105
Hawkins [3]	29,697	1,091,068
KMG Chemicals	45,600	715,008
Landec Corporation [1]	75,610	843,807
Quaker Chemical	52,800	4,162,224

		10,115,212

Construction Materials - 0.7%
Ash Grove Cement [2]	8,000	1,536,080
Monarch Cement	52,303	1,328,496

		2,864,576

Metals & Mining - 3.1%
AuRico Gold	91,250	396,938
Central Steel & Wire [2]	788	586,272
Comstock Mining [1]	375,000	618,750
Exeter Resource [1]	196,500	118,883
Geodrill [1]	177,700	147,882
Haynes International [3]	48,801	2,635,254
Hecla Mining	44,518	136,670
Horsehead Holding Corporation [1,3]	53,488	899,668
Imdex [1]	633,900	389,394
MAG Silver [1]	74,750	515,775
Major Drilling Group International	316,000	2,446,820
Materion Corporation	50,000	1,696,500
Midway Gold [1]	345,000	362,250
Olympic Steel	3,100	88,970
Pretium Resources [1]	120,000	696,879
RTI International Metals [1,3]	25,000	694,500
Universal Stainless & Alloy Products [1]	30,900	1,043,493

		13,474,898

Paper & Forest Products - 0.0%
Qunxing Paper Holdings [5]	1,500,000	19,339

Total		26,474,025

Telecommunication Services – 0.0%
Diversified Telecommunication Services - 0.0%
Premiere Global Services [1]	67	808

Total		808

Utilities – 0.1%
Independent Power & Renewable Electricity Producer - 0.1%
Alterra Power [1]	450,000	122,117
China Hydroelectric ADS [1]	73,100	248,540

Total		370,657

Miscellaneous [7] – 1.4%
Total		5,887,211

TOTAL COMMON STOCKS
(Cost $301,588,773)		437,231,826

PREFERRED STOCK – 0.3%
Seneca Foods Conv. [1,2]
(Cost $578,719)	45,409	1,441,736

REPURCHASE AGREEMENT – 9.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $40,164,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 12/31/15, valued at
$40,970,475)
(Cost $40,164,000)		40,164,000

TOTAL INVESTMENTS – 110.2%
(Cost $342,331,492)		478,837,562
LIABILITIES LESS CASH
AND OTHER ASSETS – (10.2)%		(44,164,140)

NET ASSETS – 100.0%		$434,673,422

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2014. Total market value of pledged securities at March 31, 2014, was $98,357,501.

[4]	At March 31, 2014, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $16,784,311.
[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]
At March 31, 2014, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[7]	Includes securities first acquired in 2014 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $343,115,643. At March 31, 2014, net unrealized appreciation for all securities was $135,721,919, consisting of aggregate gross unrealized appreciation of $152,481,753 and aggregate gross unrealized depreciation of $16,759,834. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$413,419,553	$23,486,575	$325,698	$437,231,826
Preferred Stocks	–	1,441,736	–	1,441,736
Cash Equivalents	–	40,164,000	–	40,164,000

For the three months ended March 31, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $15,068,355 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Level 3 Reconciliation:

		Realized and Unrealized
	Balance as of 12/31/13	Gain (Loss)	Balance as of 3/31/14
Common Stocks	$139,469	$186,229	$325,698

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
As of March 31, 2014, the Fund has outstanding borrowings of $45,000,000. During the period ended March 31, 2014, the Fund borrowed an average daily balance of $45,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2014:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/13	12/31/13	Purchases	Sales	Gain (Loss)	Income	3/31/14	3/31/14
Integrated Electrical
Services	934,200	$5,035,338	–	–	–	–	934,200	$5,801,382
		$5,035,338						$5,801,382

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 27, 2014

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 27, 2014